Other liabilities and liabilities directly associated with non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of other liabilities
a)	As of December 31, 2019 and 2018 the other liabilities are as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Accounts and notes payable (1)(2)	382,271	317,703
Dividends payable	267	270
Unearned income (3)	5,644	9,089
Unearned fees	8,321	8,604
Payables due to brokerage transactions	140,799	75,872
Collateral for financial transactions (threshold)	116,654	91,223
Other liabilities	54,958	19,034
Totals	708,914	521,795

(1)

Obligations other than those directly related to the business operations, such as payable withholding taxes, payable social security contributions, balances due on purchases of materials, balances due on obligations under lease agreements for the acquisition of fixed assets, accounts payable for expenses, and others.

(2)	As of December 31, 2018 it includes MCh$5,985 corresponding to a penalty fee payable to the former SBIF (currently CMF).
(3)	It corresponds to commissions associated with financial advisory and insurance brokerage businesses that must be deferred in accordance with applicable regulations.